Financial items (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Financial items

	Full year
(in USD million)	2025	2024	2023

Dividends received	139	149	218
Interest income financial investments, including cash and cash equivalents	776	1,217	1,468
Interest income non-current financial receivables	56	33	31
Interest income other current financial assets and other financial items	203	551	732

Interest income and other financial income	1,175	1,951	2,449

Interest expense bonds and bank loans and net interest on related derivatives	(1,223)	(1,211)	(1,263)
Interest expense lease liabilities	(120)	(131)	(132)
Capitalised borrowing costs	798	662	468
Accretion expense asset retirement obligations	(605)	(525)	(538)
Interest expense current financial liabilities and other financial expense	(287)	(377)	(195)

Interest expenses and other financial expenses	(1,436)	(1,582)	(1,660)

Foreign currency exchange gains/(losses) derivative financial instruments	104	586	(1,476)
Other foreign currency exchange gains/(losses)	(239)	(420)	2,327

Net foreign currency exchange gains/(losses)	(135)	166	852

Gains/(losses) financial investments	(112)	(522)	123

Gains/(losses) other derivative financial instruments	245	46	351

Net financial items	(265)	58	2,114